Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Grants
. We generally grant equity awards in the first quarter of our fiscal year, however, we do not grant stock options or similar awards as part of our equity grants, only shares of time-based restricted stock and performance share awards. In special circumstances, including the hiring or promotion of an individual or where the Committee determines it is in the best interest of the Company, the Committee may approve grants of equity awards at other times. The Committee does not take into account material nonpublic information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purposes of affecting the value of executive compensation. No stock options were issued to executive officers in 2024 during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public
information and ending one business day after the filing or furnishing of such report with the SEC.
Award Timing Method	We generally grant equity awards in the first quarter of our fiscal year, however, we do not grant stock options or similar awards as part of our equity grants, only shares of time-based restricted stock and performance share awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false